Bank Loan Core Fund
Portfolio of Investments
March 31, 2025 (unaudited)
Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—86.4%
		Aerospace & Defense—0.6%
$ 3,148,776		TransDigm, Inc., 2023 Term Loan J–1st Lien, 6.799% (SOFR CME + 2.500%), 2/28/2031	$ 3,135,000
		Airlines—1.2%
2,324,008		American Airlines, Inc., 2025 Term Loan–1st Lien, 6.543% (SOFR CME + 2.250%), 4/20/2028	2,300,222
2,357,627		SkyMiles IP Ltd., 2020 Skymiles Term Loan B–1st Lien, 8.043% (SOFR CME + 3.750%), 10/20/2027	2,384,598
1,869,309		United Airlines, Inc., 2024 1st Lien Term Loan B–1st Lien, 6.297% (SOFR CME + 2.000%), 2/22/2031	1,867,636
		TOTAL	6,552,456
		Automotive—1.7%
2,973,747		Adient US, LLC, 2024 Term Loan B2–1st Lien, 6.575% (SOFR CME + 2.250%), 1/31/2031	2,941,036
2,687,015		Clarios Global LP, 2024 USD Term Loan B–1st Lien, 6.825% (SOFR CME + 2.500%), 5/6/2030	2,654,771
2,000,000		Clarios Global LP, 2025 USD Term Loan B–1st Lien, 7.075% (SOFR CME + 2.750%), 1/28/2032	1,973,330
493,750		DexKo Global, Inc., 2023 Incremental Term Loan–1st Lien, 8.575% (SOFR CME + 4.250%), 10/4/2028	465,006
821,172		TI Group Automotive Systems, LLC, 2021 USD Term Loan–1st Lien, 7.689% (SOFR CME + 3.250%), 12/16/2026	822,971
		TOTAL	8,857,114
		Building Materials—5.3%
1,419,406		American Builders & Contractors Supply Co., Inc., 2024 Term Loan B–1st Lien, 6.075% (SOFR CME + 1.750%), 1/31/2031	1,419,328
491,269		Beacon Roofing Supply, Inc., 2024 Term Loan B–1st Lien, 6.325% (SOFR CME + 2.000%), 5/19/2028	491,288
1,988,448		Chamberlain Group, Inc., Term Loan B–1st Lien, 7.675% (SOFR CME + 3.250%), 11/3/2028	1,972,342
1,247,536		Core & Main LP, 2024 Term Loan B–1st Lien, 6.270% (SOFR CME + 2.000%), 7/27/2028	1,247,536
1,485,028		Core & Main LP, 2024 Term Loan E–1st Lien, 6.270% (SOFR CME + 2.000%), 2/9/2031	1,483,640
1,368,857		CP Atlas Buyer, Inc., 2021 Term Loan B–1st Lien, 8.175% (SOFR CME + 3.750%), 11/23/2027	1,271,155
2,118,152		Foundation Building Materials Holding Co., LLC, 2021 Term Loan–1st Lien, 7.802% (SOFR CME + 3.250%), 1/31/2028	2,016,491
1,485,000		Foundation Building Materials Holding Co., LLC, 2024 Term Loan B2–1st Lien, 8.552% (SOFR CME + 4.000%), 1/29/2031	1,359,087
1,857,503		GYP Holdings III Corp., 2024 Term Loan–1st Lien, 6.575% (SOFR CME + 2.250%), 5/12/2030	1,860,995
431,916		Icebox Holdco III, Inc., 2021 1st Lien Term Loan–1st Lien, 8.061% (SOFR CME + 3.500%), 12/22/2028	432,918
2,736,873		Johnstone Supply, LLC, Term Loan B–1st Lien, 6.822% (SOFR CME + 2.500%), 6/9/2031	2,718,276
1,488,750		MI Windows and Doors, LLC, 2024 Term Loan B2–1st Lien, 7.325% (SOFR CME + 3.000%), 3/28/2031	1,465,592
3,000,000		Quikrete Holdings, Inc., 2025 Term Loan B–1st Lien, 6.575% (SOFR CME + 2.250%), 2/10/2032	2,970,090
3,500,000		Tecta America Corp., 2025 Term Loan B–1st Lien, 7.325% (SOFR CME + 3.000%), 2/18/2032	3,478,563
3,613,701		White Cap Buyer, LLC, 2024 Term Loan B–1st Lien, 7.575% (SOFR CME + 3.250%), 10/19/2029	3,512,391
		TOTAL	27,699,692
		Cable Satellite—1.9%
2,435,293		Charter Communications Operating, LLC, 2024 Term Loan B5–1st Lien, 6.560% (SOFR CME + 2.250%), 12/15/2031	2,429,509
2,325,193		Sunrise Financing Partnership, Term Loan AAA–1st Lien, 6.793% (SOFR CME + 2.500%), 2/15/2032	2,305,882
2,750,000		Virgin Media Bristol, LLC, 2023 USD Term Loan Y–1st Lien, 7.724% (SOFR CME + 3.175%), 3/31/2031	2,651,729
2,500,000		Ziggo Financing Partnership, USD Term Loan I–1st Lien, 6.934% (SOFR CME + 2.500%), 4/30/2028	2,441,475
		TOTAL	9,828,595
		Chemicals—4.5%
2,680,947		Axalta Coating Systems U.S. Holdings, Inc., 2024 Term Loan B–1st Lien, 6.049% (SOFR CME + 1.750%), 12/20/2029	2,681,174
2,431,598		ECO Services Operations Corp., 2024 Term Loan B–1st Lien, 6.291% (SOFR CME + 2.000%), 6/12/2031	2,397,155
2,470,122		H.B. Fuller Co., 2025 Term Loan B–1st Lien, 6.075% (SOFR CME + 1.750%), 2/15/2030	2,470,122
1,994,053		Illuminate Buyer, LLC, 2024 1st Lien Term Loan B–1st Lien, 7.325% (SOFR CME + 3.000%), 12/31/2029	1,991,560
3,786,763		Koppers, Inc., 2024 Repriced Term Loan B–1st Lien, 6.816% (SOFR CME + 2.500%), 4/10/2030	3,784,397
2,114,928		Lonza Group AG, USD Term Loan B–1st Lien, 8.324% (SOFR CME + 3.925%), 7/3/2028	1,953,664
3,556,507		Olympus Water US Holding Corp., 2024 USD Term Loan–1st Lien, 7.299% (SOFR CME + 3.000%), 6/20/2031	3,506,485
2,352,386		Potters Industries, LLC, 2025 Repriced Term Loan B–1st Lien, 7.317% (SOFR CME + 3.000%), 12/14/2027	2,356,209

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Chemicals—continued
$ 2,463,469		Sparta U.S. HoldCo LLC, 2024 Term Loan B–1st Lien, 7.323% (SOFR CME + 3.000%), 8/2/2030	$ 2,449,612
		TOTAL	23,590,378
		Consumer Cyclical Services—3.3%
3,795,956		Allied Universal Holdco, LLC, 2021 USD Incremental Term Loan B–1st Lien, 8.175% (SOFR CME + 3.750%), 5/12/2028	3,796,260
3,482,500		Belron Finance 2019, LLC, 2024 USD Term Loan B–1st Lien, 7.052% (SOFR CME + 2.750%), 10/16/2031	3,480,881
2,352,497		Dun & Bradstreet Corp. (The), 2024 Term Loan–1st Lien, 6.572% (SOFR CME + 2.250%), 1/18/2029	2,349,556
2,410,536		Fleet Midco I Ltd., 2024 1st Lien Term Loan B–1st Lien, 7.055% (SOFR CME + 2.750%), 2/21/2031	2,407,523
3,186,619		Garda World Security Corp., 2025 Term Loan B–1st Lien, 7.322% (SOFR CME + 3.000%), 2/1/2029	3,179,321
1,890,621		Tempo Acquisition, LLC, 2025 Repriced Term Loan B–1st Lien, 6.075% (SOFR CME + 1.750%), 8/31/2028	1,878,219
		TOTAL	17,091,760
		Consumer Products—2.0%
3,150,218		BCPE Empire Holdings, Inc., 2025 Term Loan B–1st Lien, 7.575% (SOFR CME + 3.250%), 12/11/2030	3,110,841
1,987,500		Champ Acquisition Corp., 2024 Term Loan B–1st Lien, 8.799% (SOFR CME + 4.500%), 11/25/2031	2,001,571
1,960,388		Energizer Holdings, Inc., 2025 Term Loan B–1st Lien, 6.319% (SOFR CME + 2.000%), 3/19/2032	1,961,613
1,650,000	[2]	Opal Acquisition, Inc., Term Loan–1st Lien, TBD, 3/31/2032	1,647,937
1,873,639		VC GB Holdings I Corp., 1st Lien Term Loan–1st Lien, 8.061% (SOFR CME + 3.500%), 7/21/2028	1,818,610
		TOTAL	10,540,572
		Diversified Manufacturing—1.6%
398,000		EMRLD Borrower LP, 2024 Term Loan B–1st Lien, 6.799% (SOFR CME + 2.500%), 8/4/2031	394,838
2,307,925		EMRLD Borrower LP, Term Loan B–1st Lien, 6.933% (SOFR CME + 2.500%), 5/31/2030	2,289,830
996,870		Gates Global, LLC, 2024 Term Loan B5–1st Lien, 6.075% (SOFR CME + 1.750%), 6/4/2031	988,287
2,750,000		LSF12 Crown US Commercial Bidco, LLC, Term Loan B–1st Lien, 8.573% (SOFR CME + 4.250%), 12/2/2031	2,706,454
2,240,936		Watlow Electric Manufacturing Co., Term Loan B–1st Lien, 7.291% (SOFR CME + 3.000%), 3/2/2028	2,242,348
		TOTAL	8,621,757
		Finance Companies—1.6%
4,239,375		Boost Newco Borrower, LLC, 2025 USD Term Loan B–1st Lien, 6.299% (SOFR CME + 2.000%), 1/31/2031	4,216,864
4,020,064		NEXUS Buyer, LLC, 2025 Term Loan B–1st Lien, 7.825% (SOFR CME + 3.500%), 7/31/2031	4,001,491
		TOTAL	8,218,355
		Food & Beverage—0.9%
1,250,000		Aramark Services, Inc., 2024 Term Loan B7–1st Lien, 6.325% (SOFR CME + 2.000%), 4/6/2028	1,251,956
1,975,000		Aramark Services, Inc., 2024 Term Loan B8–1st Lien, 6.325% (SOFR CME + 2.000%), 6/22/2030	1,976,847
1,584,650		US Foods, Inc., 2024 Term Loan B–1st Lien, 6.075% (SOFR CME + 1.750%), 11/22/2028	1,597,708
		TOTAL	4,826,511
		Gaming—2.0%
1,482,519		Caesars Entertainment, Inc., 2024 Term Loan B1–1st Lien, 6.563% (SOFR CME + 2.250%), 2/6/2031	1,475,106
1,599,000		Caesars Entertainment, Inc., Term Loan B–1st Lien, 6.563% (SOFR CME + 2.250%), 2/6/2030	1,592,340
2,250,000		Jack Ohio Finance, LLC, 2025 Term Loan B–1st Lien, 8.325% (SOFR CME + 4.000%), 1/28/2032	2,253,375
1,457,750		Light & Wonder International, Inc., 2024 Term Loan B2–1st Lien, 6.566% (SOFR CME + 2.250%), 4/14/2029	1,456,037
1,383,750		Ontario Gaming GTA, LP, Term Loan B–1st Lien, 8.549% (SOFR CME + 4.250%), 8/1/2030	1,365,069
952,737		Scientific Games Holdings LP, 2024 USD Term Loan B–1st Lien, 7.296% (SOFR CME + 3.000%), 4/4/2029	948,369
1,482,519		Station Casinos, LLC, 2024 Term Loan B–1st Lien, 6.325% (SOFR CME + 2.000%), 3/14/2031	1,476,500
		TOTAL	10,566,796
		Health Care—9.3%
2,324,539		AHP Health Partners, Inc., 2024 Term Loan B–1st Lien, 7.075% (SOFR CME + 2.750%), 8/24/2028	2,324,830
266,992		Avantor Funding, Inc., 2024 Term Loan–1st Lien, 6.425% (SOFR CME + 2.000%), 11/8/2027	267,529
2,993,750		Concentra Health Services, Inc., 2025 Repriced Term Loan B–1st Lien, 6.325% (SOFR CME + 2.000%), 7/26/2031	2,993,750
3,482,500		Cotiviti Corp., 2024 Term Loan–1st Lien, 7.073% (SOFR CME + 2.750%), 5/1/2031	3,412,850
1,000,000	[2]	Cotiviti Corp., 2025 Incremental Term Loan–1st Lien, TBD, 3/29/2032	978,750
4,459,981		Ensemble RCM, LLC, 2024 Term Loan B–1st Lien, 7.291% (SOFR CME + 3.000%), 8/1/2029	4,460,940
1,477,556		IQVIA, Inc., 2025 Repriced Term Loan B–1st Lien, 6.049% (SOFR CME + 1.750%), 1/2/2031	1,480,903

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Health Care—continued
$ 5,188,988		Medline Borrower, LP, 2024 USD Add-on Term Loan B–1st Lien, 6.575% (SOFR CME + 2.250%), 10/23/2028	$ 5,185,019
1,470,048		MH Sub I, LLC, 2023 Term Loan–1st Lien, 8.575% (SOFR CME + 4.250%), 5/3/2028	1,400,228
994,915		MH Sub I, LLC, 2024 Term Loan B4–1st Lien, 8.575% (SOFR CME + 4.250%), 12/31/2031	916,704
2,225,707		Option Care Health, Inc., 2021 Term Loan B–1st Lien, 6.689% (SOFR CME + 2.250%), 10/27/2028	2,237,670
3,476,281		Outcomes Group Holdings, Inc., 2024 Term Loan B–1st Lien, 7.575% (SOFR CME + 3.250%), 5/6/2031	3,482,069
3,195,857		Parexel International Corp., 2025 Term Loan B–1st Lien, 6.825% (SOFR CME + 2.500%), 11/15/2028	3,192,470
166,667	[2]	Raven Acquisition Holdings, LLC, Delayed Draw Term Loan–1st Lien, TBD, 11/19/2031	164,861
2,333,333		Raven Acquisition Holdings, LLC, Term Loan B–1st Lien, 7.575% (SOFR CME + 3.250%), 11/19/2031	2,308,052
1,995,000		Select Medical Corp., 2024 Term Loan B–1st Lien, 6.325% (SOFR CME + 2.000%), 12/3/2031	1,995,000
3,731,874		Sharp Services, LLC, 2024 Term Loan B–1st Lien, 7.549% (SOFR CME + 3.250%), 12/31/2028	3,727,209
1,804,136		Vizient, Inc., 2024 Term Loan B–1st Lien, 6.075% (SOFR CME + 1.750%), 8/1/2031	1,806,202
3,794,880		Waystar Technologies, Inc., 2024 1st Lien Term Loan B–1st Lien, 6.575% (SOFR CME + 2.250%), 10/22/2029	3,785,392
2,750,000		WCG Intermediate Corp., 2025 Term Loan B–1st Lien, 7.325% (SOFR CME + 3.000%), 2/25/2032	2,728,261
		TOTAL	48,848,689
		Industrial - Other—5.0%
1,852		Artera Services, LLC, 2024 Term Loan–1st Lien, 8.799% (SOFR CME + 4.500%), 2/15/2031	1,762
2,874,750		CD&R Hydra Buyer, Inc., 2024 Term Loan B–1st Lien, 8.425% (SOFR CME + 4.000%), 3/25/2031	2,765,926
2,488,747		Dynamo Newco II GmbH, USD Term Loan B–1st Lien, 8.262% (SOFR CME + 4.000%), 10/1/2031	2,494,197
3,632,140		Filtration Group Corp., 2025 USD Term Loan B–1st Lien, 7.325% (SOFR CME + 3.000%), 10/21/2028	3,633,574
1,734,566		Fluid-Flow Products, Inc., 2025 Term Loan B–1st Lien, 7.549% (SOFR CME + 3.250%), 3/31/2028	1,724,263
3,076,854		Madison IAQ, LLC, Term Loan–1st Lien, 6.762% (SOFR CME + 2.500%), 6/21/2028	3,046,655
2,986,247		Madison Safety & Flow, LLC, 2025 Term Loan B–1st Lien, 7.075% (SOFR CME + 2.750%), 9/26/2031	2,984,843
2,465,224		Roper Industrial Products Investment Co., LLC, 2024 USD 1st Lien Term Loan B–1st Lien, 7.049% (SOFR CME + 2.750%), 11/22/2029	2,455,758
2,571,606		SPX Flow, Inc., 2024 1st Lien Term Loan B–1st Lien, 7.325% (SOFR CME + 3.000%), 4/5/2029	2,569,793
2,000,000	[2]	TK Elevator Midco GmbH, 2025 USD Term Loan B–1st Lien, TBD, 4/30/2030	1,997,130
2,493,750		TRC Cos., LLC, 2025 Term Loan B–1st Lien, 7.325% (SOFR CME + 3.000%), 12/8/2028	2,473,488
		TOTAL	26,147,389
		Insurance - P&C—11.5%
3,983,142		Acrisure, LLC, 2024 1st Lien Term Loan B6–1st Lien, 7.325% (SOFR CME + 3.000%), 11/6/2030	3,965,357
2,985,000		Alliant Holdings Intermediate, LLC, 2024 Term Loan B6–1st Lien, 7.069% (SOFR CME + 2.750%), 9/19/2031	2,970,075
4,987,500		AmWINS Group, Inc., 2025 Term Loan B–1st Lien, 6.575% (SOFR CME + 2.250%), 1/30/2032	4,953,610
4,850,000		Ardonagh Midco 3 PLC, 2025 USD Repriced Term Loan B–1st Lien, 7.553% (SOFR CME + 3.250%), 2/15/2031	4,795,437
3,461,285		AssuredPartners, Inc., 2024 Incremental Term Loan B5–1st Lien, 7.825% (SOFR CME + 3.500%), 2/14/2031	3,469,245
746,114		Asurion, LLC, 2021 Term Loan B9–1st Lien, 7.689% (SOFR CME + 3.250%), 7/31/2027	741,219
1,003,115		Asurion, LLC, 2024 Term Loan B12–1st Lien, 8.575% (SOFR CME + 4.250%), 9/19/2030	991,754
3,491,250		Baldwin Insurance Group Holdings, LLC, 2024 Repriced Term Loan B–1st Lien, 7.322% (SOFR CME + 3.000%), 5/26/2031	3,485,804
5,195,752		Broadstreet Partners, Inc., 2024 Term Loan B4–1st Lien, 7.325% (SOFR CME + 3.000%), 6/13/2031	5,157,251
4,844,962		HUB International Ltd., 2025 Term Loan B–1st Lien, 6.791% (SOFR CME + 2.500%), 6/20/2030	4,830,185
2,993,734	[2]	IMA Financial Group, Inc., Term Loan–1st Lien, TBD, 11/1/2028	2,981,580
4,634,430		Jones DesLauriers Insurance Management, Inc., 2025 Term Loan B–1st Lien, 7.065% (SOFR CME + 2.750%), 3/15/2030	4,581,320
4,365,049		Ryan Specialty Group, LLC, 2024 USD Term Loan B–1st Lien, 6.575% (SOFR CME + 2.250%), 9/15/2031	4,360,139
4,963,704		Sedgwick Claims Management Services, Inc., 2023 Term Loan B–1st Lien, 7.313% (SOFR CME + 3.000%), 7/31/2031	4,953,231
2,766,936		Truist Insurance Holdings, LLC, 2024 Term Loan B–1st Lien, 7.049% (SOFR CME + 2.750%), 5/6/2031	2,753,101
526,316		Truist Insurance Holdings, LLC, 2nd Lien Term Loan–2nd Lien, 9.049% (SOFR CME + 4.750%), 5/6/2032	532,403
488,822		USI, Inc., 2024 Term Loan C–1st Lien, 6.549% (SOFR CME + 2.250%), 9/29/2030	484,748
4,153,289		USI, Inc., 2024 Term Loan D–1st Lien, 6.549% (SOFR CME + 2.250%), 11/21/2029	4,118,900
		TOTAL	60,125,359
		Leisure—1.2%
2,484,713		Carnival Corp., 2025 Term Loan (2027)–1st Lien, 6.325% (SOFR CME + 2.000%), 8/8/2027	2,484,092

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Leisure—continued
$ 1,500,000	[2]	CE Intermediate I, LLC, 2025 Term Loan B–1st Lien, TBD, 2/6/2032	$ 1,494,847
2,356,270		SeaWorld Parks & Entertainment, Inc., 2024 Term Loan B3–1st Lien, 6.325% (SOFR CME + 2.000%), 12/4/2031	2,342,522
		TOTAL	6,321,461
		Lodging—0.2%
1,000,000		Hilton Domestic Operating Co., Inc., 2023 Term Loan B4–1st Lien, 6.070% (SOFR CME + 1.750%), 11/8/2030	1,000,240
		Media Entertainment—2.2%
3,311,532		Aragorn Parent Corp., Term Loan–1st Lien, 8.322% (SOFR CME + 4.000%), 12/15/2028	3,325,673
2,326,483		Emerald X, Inc., 2025 Term Loan B–1st Lien, 8.075% (SOFR CME + 3.750%), 1/30/2032	2,326,483
2,487,516		Magnite, Inc., 2025 Repriced Term Loan B–1st Line, 7.316% (SOFR CME + 3.000%), 2/6/2031	2,486,483
894,176		Nexstar Broadcasting, Inc., 2019 Term Loan B4–1st Lien, 6.939% (SOFR CME + 2.500%), 9/18/2026	894,623
1,847,750		Univision Communications, Inc., 2022 First Lien Term Loan B–1st Lien, 8.549% (SOFR CME + 4.250%), 6/24/2029	1,798,471
945,467		Univision Communications, Inc., 2022 Term Loan B–1st Lien, 7.689% (SOFR CME + 3.250%), 1/31/2029	915,524
		TOTAL	11,747,257
		Metals & Mining—0.5%
2,431,671		Grinding Media, Inc., 2024 Term Loan B–1st Lien, 7.819% (SOFR CME + 3.500%), 10/12/2028	2,410,394
		Midstream—1.0%
3,485,003		CPPIB Capital, Inc., Term Loan B–1st Lien, 7.049% (SOFR CME + 2.750%), 8/20/2031	3,466,846
2,000,000	[2]	M6 ETX Holdings II Midco, LLC, 2025 Term Loan B–1st Lien, TBD, 4/1/2032	1,998,130
		TOTAL	5,464,976
		Packaging—1.9%
631,100		Berry Global, Inc., 2023 Term Loan AA–1st Lien, 6.186% (SOFR CME + 1.750%), 7/1/2029	631,677
3,737,166		Charter NEX US, Inc., 2024 Term Loan B1–1st Lien, 7.314% (SOFR CME + 3.000%), 11/29/2030	3,736,418
250,000	[2]	Clydesdale Acquisition Holdings, Inc., Term Loan–1st Lien, TBD, 3/29/2032	248,555
2,809,723		Clydesdale Acquisition Holdings, Inc., Term Loan B–1st Lien, 7.500% (SOFR CME + 3.175%), 4/13/2029	2,800,789
4,000,000		RLG Holdings, LLC, 2021 2nd Lien Term Loan–2nd Lien, 11.939% (SOFR CME + 7.500%), 7/6/2029	2,845,000
		TOTAL	10,262,439
		Pharmaceuticals—1.7%
1,500,000	[2]	Bausch Health Cos., Inc., 2025 Term Loan B–1st Lien, TBD, 9/25/2030	1,445,625
1,342,601		Covetrus, Inc., Term Loan–1st Lien, 9.299% (SOFR CME + 5.000%), 10/13/2029	1,294,562
1,758,658		Grifols Worldwide Operations USA, Inc., 2019 USD Term Loan B–1st Lien, 6.463% (SOFR CME + 2.000%), 11/15/2027	1,744,044
488,297		ICON Luxembourg S.a.r.l., 2024 LUX Term Loan B–1st Lien, 6.299% (SOFR CME + 2.000%), 7/3/2028	490,351
1,145,898		Jazz Financing Lux S.a.r.l., 2024 1st Lien Term Loan B–1st Lien, 6.575% (SOFR CME + 2.250%), 5/5/2028	1,146,757
2,992,742		Organon & Co., 2024 USD Term Loan–1st Lien, 6.572% (SOFR CME + 2.250%), 5/19/2031	2,955,333
121,660		PRA Health Sciences, Inc., 2024 US Term Loan B–1st Lien, 6.299% (SOFR CME + 2.000%), 7/3/2028	122,171
		TOTAL	9,198,843
		Restaurant—1.3%
3,960,072		1011778 B.C. Unlimited Liability Co., 2024 Term Loan B6–1st Lien, 6.075% (SOFR CME + 1.750%), 9/20/2030	3,929,322
3,099,645		IRB Holding Corp., 2024 1st Lien Term Loan B–1st Lien, 6.825% (SOFR CME + 2.500%), 12/15/2027	3,083,759
		TOTAL	7,013,081
		Retailers—1.1%
3,639,349		CNT Holdings I Corp., 2025 Term Loan–1st Lien, 6.802% (SOFR CME + 2.500%), 11/8/2032	3,621,425
2,000,000		Hanesbrands, Inc., 2025 Term Loan B–1st Lien, 7.075% (SOFR CME + 2.750%), 3/7/2032	2,000,000
		TOTAL	5,621,425
		Services—0.6%
3,128,142		Service Logic Acquisition, Inc., 2025 Repriced Term Loan B–1st Lien, 7.319% (SOFR CME + 3.000%), 10/29/2027	3,124,232
		Technology—21.6%
500,000		Altar Bidco, Inc., 2021 2nd Lien Term Loan–2nd Lien, 9.747% (SOFR CME + 5.600%), 2/1/2030	476,407
2,428,906		Altar Bidco, Inc., 2021 Term Loan–1st Lien, 7.247% (SOFR CME + 3.100%), 2/1/2029	2,401,362
1,995,000		Amentum Government Services Holdings, LLC, 2024 Term Loan B–1st Lien, 6.575% (SOFR CME + 2.250%), 9/29/2031	1,933,285
4,606,844		Applied Systems, Inc., 2024 1st Lien Term Loan–1st Lien, 7.049% (SOFR CME + 2.750%), 2/24/2031	4,610,667

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Technology—continued
$ 400,000		Aspect Software, Inc., 2024 Fourth Out Term Loan–1st Lien, 11.442% (SOFR CME + 7.000%), 5/5/2028	$ 10,006
552,382		Aspect Software, Inc., 2024 Second Out Term Loan–1st Lien, 11.942% (5.442% Cash SOFR CME +1.000%, 6.500% PIK), 5/5/2028	187,119
1,275,674		Aspect Software, Inc., 2024 Third Out Term Loan A–1st Lien, 11.942% (6.442% Cash SOFR CME +2.000%, 5.500% PIK), 5/5/2028	54,216
400,000		Aspect Software, Inc., 2024 Third Out Term Loan B–1st Lien, 11.442% (SOFR CME + 7.000%), 5/5/2028	15,334
4,827,892		Athenahealth Group, Inc., 2022 Term Loan B–1st Lien, 7.325% (SOFR CME + 3.000%), 2/15/2029	4,779,613
1,000,000		Boxer Parent Co., Inc., 2024 2nd Lien Term Loan–2nd Lien, 10.041% (SOFR CME + 5.750%), 7/30/2032	967,500
3,703,148		Boxer Parent Co., Inc., 2025 USD Term Loan B–1st Lien, 7.291% (SOFR CME + 3.000%), 7/30/2031	3,643,935
1,249,505		Camelot U.S. Acquisition, LLC, 2024 Term Loan B–1st Lien, 7.075% (SOFR CME + 2.750%), 1/31/2031	1,234,142
2,936,490		CCC Intelligent Solutions, Inc., Term Loan–1st Lien, 6.325% (SOFR CME + 2.000%), 1/23/2032	2,934,654
1,578,194		Central Parent, Inc., 2024 Term Loan B–1st Lien, 7.549% (SOFR CME + 3.250%), 7/6/2029	1,359,220
3,193,612		Cloud Software Group, Inc., 2024 1st Lien Term Loan B–1st Lien, 7.799% (SOFR CME + 3.500%), 3/30/2029	3,168,207
748,125		Cloud Software Group, Inc., 2024 USD Term Loan–1st Lien, 8.049% (SOFR CME + 3.750%), 3/21/2031	741,848
2,664,029		Cloudera, Inc., 2021 Term Loan–1st Lien, 8.175% (SOFR CME + 3.750%), 10/8/2028	2,632,807
2,166,935		CoreLogic, Inc., Term Loan–1st Lien, 7.939% (SOFR CME + 3.500%), 6/2/2028	2,130,823
2,654,285		Cvent, Inc., 2025 Term Loan B–1st Lien, 7.049% (SOFR CME + 2.750%), 6/17/2030	2,645,659
3,971,294		Dayforce, Inc., 2025 Term Loan B–1st Lien, 6.318% (SOFR CME + 2.000%), 3/1/2031	3,961,365
918,315		DCert Buyer, Inc., 2019 Term Loan B–1st Lien, 8.325% (SOFR CME + 4.000%), 10/16/2026	895,472
2,244,375		Dragon Buyer, Inc., Term Loan B–1st Lien, 7.299% (SOFR CME + 3.000%), 9/30/2031	2,230,348
2,750,000		Ellucian Holdings, Inc., 2024 1st Lien Term Loan B–1st Lien, 7.325% (SOFR CME + 3.000%), 10/9/2029	2,748,776
500,000		Ellucian Holdings, Inc., 2024 2nd Lien Term Loan–2nd Lien, 9.075% (SOFR CME + 4.750%), 11/22/2032	508,020
58,664	[2]	Epicor Software Corp., 2024 Delayed Draw Term Loan–1st Lien, TBD, 5/30/2031	58,578
4,083,443		Epicor Software Corp., 2024 Term Loan E–1st Lien, 7.075% (SOFR CME + 2.750%), 5/30/2031	4,077,420
1,741,250		Fortress Intermediate 3, Inc., Term Loan B–1st Lien, 8.075% (SOFR CME + 3.750%), 6/27/2031	1,740,170
4,250,000		Genesys Cloud Services Holdings II, LLC, 2025 USD Term Loan B–1st Lien, 6.825% (SOFR CME + 2.500%), 1/30/2032	4,210,539
738,602		GoTo Group, Inc., 2024 First Out Term Loan–1st Lien, 9.189% (SOFR CME + 4.750%), 4/28/2028	687,517
1,019,974		GoTo Group, Inc., 2024 Second Out Term Loan–1st Lien, 9.189% (SOFR CME + 4.750%), 4/28/2028	479,388
2,983,881		II-VI, Inc., 2024 1st Lien Term Loan B–1st Lien, 6.325% (SOFR CME + 2.000%), 7/2/2029	2,983,568
2,392,236		Imagine Learning, LLC, Term Loan–1st Lien, 7.825% (SOFR CME + 3.500%), 12/21/2029	2,386,411
2,216,266		Iron Mountain, Inc., 2023 Term Loan B–1st Lien, 6.325% (SOFR CME + 2.000%), 1/31/2031	2,207,268
2,986,266		Marcel LUX IV S.a.r.l., 2024 USD Term Loan B7–1st Lien, 7.840% (SOFR CME + 3.500%), 11/9/2030	2,997,464
4,213,015		McAfee, LLC, 2024 USD 1st Lien Term Loan B–1st Lien, 7.323% (SOFR CME + 3.000%), 3/1/2029	4,031,856
1,741,250		Mitchell International, Inc., 2024 1st Lien Term Loan–1st Lien, 7.575% (SOFR CME + 3.250%), 6/17/2031	1,723,002
4,785,223	[2]	MLN U.S. HoldCo, LLC, 2018 1st Lien Term Loan–1st Lien, TBD, 11/30/2025	36,009
2,495,000		Modena Buyer, LLC, Term Loan–1st Lien, 8.791% (SOFR CME + 4.500%), 7/1/2031	2,421,447
2,032,884		NCR Atleos, LLC, 2024 Term Loan B–1st Lien, 8.053% (SOFR CME + 3.750%), 4/16/2029	2,043,811
2,970,075		Project Alpha Intermediate Holding, Inc., 2024 1st Lien Term Loan B–1st Lien, 7.549% (SOFR CME + 3.250%), 10/28/2030	2,966,971
1,000,000	[2]	Project Alpha Intermediate Holding, Inc., 2024 2nd Lien Incremental Term Loan–2nd Lien, TBD, 11/22/2032	996,250
3,119,942		Proofpoint, Inc., 2024 Term Loan–1st Lien, 7.325% (SOFR CME + 3.000%), 8/31/2028	3,113,609
2,367,744		Quartz Acquireco, LLC, 2025 Term Loan B–1st Lien, 6.549% (SOFR CME + 2.250%), 6/28/2030	2,355,905
2,962,550		Renaissance Holding Corp., 2024 1st Lien Term Loan–1st Lien, 8.325% (SOFR CME + 4.000%), 4/5/2030	2,912,572
4,019,744		Rocket Software, Inc., 2023 USD Term Loan B–1st Lien, 8.575% (SOFR CME + 4.250%), 11/28/2028	4,014,739
2,493,750		Skopima Merger Sub, Inc., 2024 Repriced Term Loan–1st Lien, 8.075% (SOFR CME + 3.750%), 5/15/2028	2,478,950
2,510,618		SS&C Technologies, Inc., 2024 Term Loan B8–1st Lien, 6.325% (SOFR CME + 2.000%), 5/9/2031	2,511,245
4,574,442		UKG, Inc., 2024 Term Loan B–1st Lien, 7.300% (SOFR CME + 3.000%), 2/10/2031	4,569,891
2,458,953		Vertiv Group Corp., 2024 Term Loan B–1st Lien, 6.073% (SOFR CME + 1.750%), 3/2/2027	2,455,461
3,144,194		VS Buyer, LLC, 2024 1st Lien Term Loan B–1st Lien, 7.072% (SOFR CME + 2.750%), 4/12/2031	3,148,125
3,314,566		World Wide Technology Holding Co., LLC, 2024 Term Loan B–1st Lien, 6.575% (SOFR CME + 2.250%), 3/1/2030	3,314,566
		TOTAL	113,193,517

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Utility - Electric—0.5%
$ 2,497,972		Calpine Construction Finance Co. LP, 2023 Refinancing Term Loan B–1st Lien, 6.325% (SOFR CME + 2.000%), 7/31/2030	$ 2,493,813
		Wireless Communications—0.2%
881,794		Iridium Satellite, LLC, 2024 Term Loan B–1st Lien, 6.575% (SOFR CME + 2.250%), 9/20/2030	868,704
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $463,828,534)	453,370,805
		CORPORATE BONDS—5.3%
		Aerospace/Defense—0.2%
900,000		TransDigm, Inc., 144A, 6.375%, 3/1/2029	910,301
		Airlines—0.1%
416,667		American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	415,842
225,000		Mileage Plus Holdings LLC, 144A, 6.500%, 6/20/2027	226,110
		TOTAL	641,952
		Automotive—0.5%
1,000,000		Clarios Global LP / Clarios US Finance Co., Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	1,002,109
1,500,000		IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	1,450,597
		TOTAL	2,452,706
		Consumer Cyclical Services—0.1%
500,000		Garda World Security Corp., Sec. Fac. Bond, 144A, 7.750%, 2/15/2028	512,925
		Diversified Manufacturing—0.2%
1,250,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/15/2029	1,266,070
		Finance Companies—0.3%
650,000		Macquarie Airfinance Holdings Ltd., Sr. Unsecd. Note, 144A, 8.125%, 3/30/2029	682,638
1,000,000		United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	997,982
		TOTAL	1,680,620
		Gaming—0.6%
900,000		Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/1/2027	893,462
1,000,000		Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2028	1,000,219
1,200,000		PENN Entertaintment, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2027	1,190,875
		TOTAL	3,084,556
		Health Care—0.2%
1,350,000		AHP Health Partners, Inc., Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	1,254,188
		Independent Energy—0.1%
750,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	732,491
		Insurance - P&C—0.2%
1,000,000		Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sr. Unsecd. Note, 144A, 6.750%, 10/15/2027	997,135
		Lodging—0.1%
300,000		RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2028	307,410
		Metals & Mining—0.3%
1,500,000		Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 6.875%, 11/1/2029	1,469,353
		Midstream—0.6%
825,000		Aris Water Holdings LLC, Sr. Unsecd. Note, 144A, 7.250%, 4/1/2030	834,991
775,000		Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 7/15/2029	792,623
475,000		EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.375%, 4/1/2029	486,118
500,000		EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 7.500%, 6/1/2027	510,790
525,000		Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.875%, 3/1/2028	527,784
		TOTAL	3,152,306
		Oil Field Services—0.2%
1,325,000		USA Compression Partners LP, Sr. Unsecd. Note, 144A, 7.125%, 3/15/2029	1,348,551
		Paper—0.3%
1,500,000		Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 4.750%, 8/15/2028	1,398,698

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Pharmaceuticals—0.2%
$ 1,000,000		Grifols Escrow Issuer S.A., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2028	$ 924,638
		Retailers—0.4%
1,100,000		Academy Ltd., Sec. Fac. Bond, 144A, 6.000%, 11/15/2027	1,099,693
1,025,000		Velocity Vehicle Group, Sr. Unsecd. Note, 144A, 8.000%, 6/1/2029	1,052,711
		TOTAL	2,152,404
		Technology—0.7%
1,000,000		Clarivate Science Holdings Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/1/2029	893,416
2,275,000		Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2026	2,260,611
350,000		Ellucian Holdings, Inc., Sec. Fac. Bond, 144A, 6.500%, 12/1/2029	345,075
		TOTAL	3,499,102
		TOTAL CORPORATE BONDS (IDENTIFIED COST $27,664,219)	27,785,406
		COMMON STOCKS—0.1%
		Aerospace/Defense—0.0%
46,202	[3]	Constellis Holdings LLC	4,736
		Health Care—0.1%
180,104	[3]	Carestream Health, Inc.	607,851
		TOTAL COMMON STOCKS (IDENTIFIED COST $3,853,541)	612,587
		ASSET-BACKED SECURITIES—0.1%
		Automotive—0.1%
$ 258,790	[1]	Chesapeake Funding II LLC 2023-1A, Class A2, 5.598% (30-DAY AVERAGE SOFR +1.250%), 5/15/2035	259,922
152,394		Enterprise Fleet Financing LLC 2022-4, Class A2, 5.760%, 10/22/2029	153,194
115,066		Enterprise Fleet Financing LLC 2023-1, Class A2, 5.510%, 1/22/2029	115,482
		TOTAL	528,598
		Finance Companies—0.0%
23,984		DLLAD LLC 2023-1A, Class A2, 5.190%, 4/20/2026	23,994
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $550,205)	552,592
		EXCHANGE-TRADED FUNDS—8.7%
1,098,245		Invesco Senior Loan ETF	22,733,671
555,000		SPDR Blackstone Senior Loan ETF	22,827,150
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $46,442,387)	45,560,821
		INVESTMENT COMPANY—4.3%
22,739,782		Federated Hermes Government Obligations Fund, Premier Shares, 4.26%[4] (IDENTIFIED COST $22,739,782)	22,739,782
		TOTAL INVESTMENT IN SECURITIES—104.9% (IDENTIFIED COST $565,078,668)[5]	550,621,993
		OTHER ASSETS AND LIABILITIES - NET—(4.9)%	(25,812,685)
		NET ASSETS—100%	$524,809,308

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended March 31, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 6/30/2024	$63,556,210
Purchases at Cost	$220,480,293
Proceeds from Sales	$(261,296,721)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 3/31/2025	$22,739,782
Shares Held as of 3/31/2025	22,739,782
Dividend Income	$1,204,003

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	All or a portion of the security represents unsettled loan commitments at March 31, 2025 where the rate will be determined at time of settlement.
3	Non-income-producing security.
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at March 31, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities and floating rate loans are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”) is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation

Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Floating Rate Loans	$—	$453,370,805	$—	$453,370,805
Corporate Bonds	—	27,785,406	—	27,785,406
Asset-Backed Securities	—	552,592	—	552,592
Exchange-Traded Funds	45,560,821	—	—	45,560,821
Equity Securities:
Common Stocks
Domestic	—	612,587	—	612,587
Investment Company	22,739,782	—	—	22,739,782
TOTAL SECURITIES	$68,300,603	$482,321,390	$—	$550,621,993

The following acronym(s) are used throughout this portfolio:
ETF	—Exchange-Traded Fund
PIK	—Payment in Kind
SOFR	—Secured Overnight Financing Rate
TBD	—To Be Determined
USD	—United States Dollar